Loans, Borrowings and Bank Overdrafts - Summary of Long - Term Loans and Borrowings (Detail) ₨ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CAD ($)		Mar. 31, 2021 EUR (€)		Mar. 31, 2021 GBP (£)		Mar. 31, 2021 AUD ($)		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CAD ($)	[1]	Mar. 31, 2020 EUR (€)	[1]	Mar. 31, 2020 GBP (£)	[1]	Mar. 31, 2020 AUD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 22,969			[1]		[1]		[1]		[1]	₨ 24,022								$ 1
Non-current portion of long term loans and borrowings		7,458	$ 102									4,840
Current portion of long term loans and borrowings		15,511										19,182
Unsecured term loan [member] | U.S.Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 22,671	$ 310									23,478	$ 311
Final maturity		March-24
Unsecured term loan [member] | U.S.Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.04%	1.04%	1.04%		1.04%		1.04%		1.04%
Unsecured term loan [member] | U.S.Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.81%	3.81%	3.81%		3.81%		3.81%		3.81%
Unsecured term loan [member] | Canadian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 10										25
Final maturity		July-21
Unsecured term loan [member] | Canadian Dollar [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.48%	1.48%	1.48%		1.48%		1.48%		1.48%
Unsecured term loan [member] | Canadian Dollar [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		3.26%	3.26%	3.26%		3.26%		3.26%		3.26%
Unsecured term loan [member] | Indian Rupee [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 240										440
Final maturity		March-24
Unsecured term loan [member] | Indian Rupee [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		8.29%	8.29%	8.29%		8.29%		8.29%		8.29%
Unsecured term loan [member] | Indian Rupee [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate		9.35%	9.35%	9.35%		9.35%		9.35%		9.35%
Unsecured term loan [member] | Australian Dollar [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 26										44
Interest rate		4.65%	4.65%	4.65%		4.65%		4.65%		4.65%
Final maturity		January-22
Unsecured term loan [member] | Great British Pound [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans		₨ 12										22
Interest rate		2.93%	2.93%	2.93%		2.93%		2.93%		2.93%
Final maturity		February-22
Unsecured term loan [member] | EURO [member]
Disclosure of detailed information about borrowings [line items]
Unsecured loans	[1]	₨ 10										₨ 13
Interest rate		2.87%	2.87%	2.87%		2.87%		2.87%		2.87%
Final maturity		April-23

[1]	Value is less than 1